CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (67,415)	$ (22,571)	$ (24,365)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	11,456	5,222	2,506
Share-based compensation	32,139	4,854	9,640
Excess tax benefit from share-based award activity	(334)
Other	337	179	123
Changes in operating assets and liabilities:
Accounts receivable	(3,846)	(3,594)	(1,404)
Prepaid expenses and other current assets	(1,444)	(482)	(1,571)
Other assets and liabilities	1,742	303	(383)
Accounts payable	947	2,409	704
Accrued liabilities	351	1,724	401
Accrued compensation and related benefits	5,767	2,043	1,583
Deferred revenue	22,390	13,918	7,670
Net cash provided by (used in) operating activities	2,090	4,005	(5,096)
Cash flows from investing activities
Purchases of property and equipment	(21,665)	(7,116)	(3,582)
Internal-use software costs	(8,013)	(4,661)	(3,505)
Purchases of marketable securities	(54,330)	(12,409)
Proceeds from maturities of marketable securities	10,450
Proceeds from sale of marketable securities	4,004
Decrease (increase) to restricted cash	153		(32)
Cash paid for the acquisition of Zopim, net of cash acquired	(1,896)
Net cash used in investing activities	(71,297)	(24,186)	(7,119)
Cash flows from financing activities
Proceeds from initial public offering, net of issuance costs	103,090
Proceeds from issuance of Series D redeemable convertible preferred stock, net of issuance costs			44,885
Proceeds from exercise of employee stock options	7,229	1,793	2,125
Taxes paid related to net share settlement of equity awards	(2,117)
Proceeds from issuance of common stock from employee equity plans	4,404
Excess tax benefit from share-based award activity	334
Proceeds from issuance of debt	3,940	23,760
Principal payments on debt	(20,748)
Principal payments on capital lease obligations	(364)	(337)	(305)
Net cash provided by financing activities	95,768	25,216	46,705
Effect of exchange rate changes on cash and cash equivalents	(21)	2	(40)
Net increase in cash and cash equivalents	26,540	5,037	34,450
Cash and cash equivalents at the beginning of period	53,725	48,688	14,238
Cash and cash equivalents at the end of period	80,265	53,725	48,688
Supplemental cash flow data:
Cash paid for interest and income taxes	1,056	171	71
Non-cash investing and financing activities:
Deemed dividends on common stock			8,326
Issuance of common stock for the acquisition of Zopim	10,892
Vesting of early exercised stock options	1,512	860	62
Purchases of property and equipment in accrued expenses	374	251
Property and equipment acquired through tenant improvement allowances	3,932
Issuance of warrant in connection with credit facility			182
Property and equipment acquired under capital leases			123
Share-based compensation capitalized in internal-use software costs	$ 2,476	$ 143	$ 85